Capital Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Commitments And Contingencies [Abstract]
Capital commitments and contingencies

6. Capital commitments and contingencies

Other commitments

Collaboration and License Agreements

Cardiff University License

In August 2009, we entered into a research, collaboration and license agreement with Cardiff University and University College Cardiff Consultants Ltd., or Cardiff Consultants, which we refer to as the Cardiff Agreement. The Cardiff Agreement was renewed with an effective date of January 1, 2018 for an additional two years on substantially the same terms. In February 2020, we further amended the Cardiff Agreement to expire at the end of 2020, which amendment afforded us (at our sole discretion) an option to extend the expiration for one additional year until the end of 2021, and for further periods thereafter upon written agreement by the parties. In December 2020, the option to extend the expiration period to the end of December 2021 was adopted and that December 2020 amendment retains the option to extend the expiration for further periods thereafter upon written agreement by the parties. Under the Cardiff Agreement, we collaborate with Cardiff University in the design, synthesis, characterization and evaluation of phosphoramidate prodrugs, which we refer to as ProTides, based on certain nucleosides. We are responsible for funding certain work performed by Cardiff University and making other payments, which totaled £292,607 in both 2018 and 2019, and £175,052 in 2020. We expect payments in 2021 will total approximately £250,000. Cardiff University and Cardiff Consultants, which is a holder of intellectual property developed by Cardiff University, have assigned to us all rights in the results of the research under the Cardiff Agreement, and agreed not to undertake any research for any competing third party on nucleoside families of interest to us where such research would make use of ProTide-related intellectual property owned or controlled by Cardiff University as of the date of the Cardiff Agreement or which at any time thereafter becomes owned or controlled by Cardiff University, which we refer to as the Cardiff intellectual property, or to grant rights in the Cardiff intellectual property to any third party for use in connection with nucleosides of interest to us. The foregoing restrictions exclude the field of neurodegeneration for one specific nucleoside analog.

Upon our completion of the evaluation of the ProTides, we have the right to select one or more of the evaluated ProTides as candidates for potential development of a commercial product. Cardiff University and Cardiff Consultants have granted us an exclusive worldwide license to use for all purposes the Cardiff intellectual property in respect of the nucleoside family of our selected ProTides. The exclusive dealing obligations of Cardiff University and Cardiff Consultants will continue for these nucleoside families.

On our filing, or that of a sublicensee, of patent applications resulting from research under the Cardiff Agreement, we will owe Cardiff Consultants certain immaterial payments. If we or our sublicensees develop and commercialize a product resulting from such research, we will owe Cardiff Consultants clinical development milestone payments of up to £1,875,000; provided that such milestone payments are due only with respect to the first product within each nucleoside family to achieve the milestone. We will also owe Cardiff Consultants royalties equal to a low-single digit percentage on our sales of a product resulting from such research. Should we sublicense our right to commercialize a product resulting from the research, we will owe Cardiff Consultants a high-single digit percentage of payments received in consideration of the sublicense.

The Cardiff Agreement currently expires on December 31, 2021, subject to the extension periods agreed to in the December 2020 amendment. Upon expiration, we have the right to extend the period in which we may evaluate products for three months, and for a further three months in exchange for an additional payment. The Cardiff Agreement may also be terminated for an uncured material breach. Licenses to use the Cardiff intellectual property in the development and commercialization of products we have selected for commercialization, and related payment obligations, will survive expiration of the Cardiff Agreement, but not on termination for an uncured material breach.

Cardiff ProTides Agreement

In October 2009, we entered into a license and collaboration agreement with Cardiff ProTides Ltd., or Cardiff ProTides, which agreement was subsequently amended and restated as an assignment, license and collaboration agreement in March 2012 and was further amended in May 2012, which we refer to as the ProTides Agreement. Under the ProTides Agreement, we collaborated with Cardiff ProTides in the discovery, drug design and in vitro screening of purine and pyrimidine based nucleosides as potential drug candidates. We funded certain work at Cardiff ProTides, and Cardiff ProTides has assigned to us all rights in the results of its research under the ProTides Agreement. Cardiff ProTides also assigned to us patents related to certain compounds of interest, including with respect to Acelarin, and granted us an exclusive, worldwide license, including the right to grant sublicenses, to rights in and technical information related to certain unpatented compounds for all therapeutic, diagnostic, prognostic and prophylactic applications.

6. Capital commitments and contingencies (continued)

If we or a sublicensee develop one or more products covered by a valid claim of an assigned patent or patent resulting from Cardiff ProTides’ research, such as Acelarin, we will owe Cardiff ProTides up to approximately $4.5 million in development and approval milestone payments in the aggregate for the first such product. Additional development and approval milestones would be payable for the first additional product in a new nucleoside series covered by a valid claim of an assigned patent or a patent resulting from Cardiff ProTides’ research, although the maximum potential value of such milestone payments is approximately half the value of the milestone payments associated with the first product. We will also owe Cardiff ProTides royalties equal to a percentage in mid- to high-single digits on sales of such products, subject to reduction under certain circumstances. Royalties on sales by sublicensees are set by formula, which formula would be likely to result in a royalty in the mid-single digits.

The ProTides Agreement expires, on a country by country basis, on the later of the expiration, invalidity, abandonment, lapsing or rejection of the last valid claim of an assigned patent or patent resulting from Cardiff ProTides’ research, or, if certain technical information licensed from Cardiff ProTides remains confidential or the product is covered by a period of data exclusivity, ten years from the date of first commercial sale of a product in such country. The ProTides Agreement may be sooner terminated on an uncured material breach, bankruptcy of a party or, by Cardiff ProTides, if we challenge, or assist in a challenge, of the validity or ownership of an assigned patent or patent resulting from Cardiff ProTides’ research, or fail to pay amounts payable under the ProTides Agreement. It may also be sooner terminated where sums payable by us remain unpaid for 45 days after we receive a notice from Cardiff ProTides that the relevant sums are overdue. Upon a termination of the ProTides Agreement, our license rights will terminate except where the breach results from certain breaches by Cardiff ProTides, in which case our license rights continue on a non-exclusive basis, subject to reduced payment obligations. Upon termination of the ProTides Agreement, including as a result of our breach, we will be under an obligation to assign back to Cardiff ProTides the patents which Cardiff ProTides originally assigned to us.

CROs and Manufacturing commitments

We have agreed to make payments to CROs and manufacturers under various CRO and manufacturing agreements. We have not included further details on such contingent payment obligations as the amount, timing and likelihood of such payments are not fixed or determinable.

Other Contingencies

Under the U.K. share-based payment plan, the Company granted unapproved share options that have fully vested. If and when these share options are exercised, the Company will be liable for the Employer Class 1 National Insurance payable to HMRC in the U.K. This contingent liability will be determined based on the market value of the shares on exercise less the exercise price paid by the option holders, at the prevailing rate of Employer National Insurance (currently 13.8%).  Based on the closing share price of ADSs on the Nasdaq Global Select Market on December 31, 2020, the last trading day of the period to which these financial statements relate, and assuming full exercise of all outstanding and vested unapproved share options on that date, the Employer National Insurance contingent liability would have been £0.8 million (December 31, 2019: £1.3 million).